                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2004
                                                     ------------------

Check here if Amendment  [  ]; Amendment Number: _____
      This Amendment  (Check only one.):        [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Menno Insurance Service d/b/a MMA Capital Management
                           ----------------------------------------------------
Address:                   1110 North Main Street
                           ----------------------------------------------------
                           Goshen
                           ----------------------------------------------------
                           Indiana  46528
                           ----------------------------------------------------

13F File Number:           28-6988
                              --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Howard L. Brenneman
                           ----------------------------------------------------
Title:                     President
                           ----------------------------------------------------
Phone:                     574/533-9511
                           ----------------------------------------------------

Signature, Place, and Date of Signing:

        /s/  Howard L. Brenneman             Goshen, IN          10/21/04
        ------------------------             ----------          --------
               [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            -0-
                                                      ----------------------

Form 13F Information Table Entry Total:               $       327,791,675.00
                                                      ----------------------

Form 13F Information Table Value Total:               $       337,817,544.00
                                                      ----------------------
                                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                  No.                   13F File Number        Name

                  _________             28 - __________        _________________

                  [Repeat as necessary.]

MENNO INSURANCE SERVICE

Issuer                        Title of Class    Cusip         Market Value      Shares    Investment Discretion    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals Inc    Common          009158106       5,391,777        99,150   Sole                      Sole     99150

Allstate Corp                   Common          020002101       5,538,046       115,400   Sole                      Sole     115400

Alltel Corp                     Common          020039103         205,912         3,750   Sole                      Sole     3750

American International Group    Common          026874107       8,570,819       126,060   Sole                      Sole     126060

Anadarko Petroleum Corp         Common          032511107       6,193,445        93,331   Sole                      Sole     93331

Applied Materials               Common          038222105       1,586,338        96,200   Sole                      Sole     96200

BB&T Corp                       Common          054937107         274,655         6,920   Sole                      Sole     6920

BP PLC                          Common          055622104      13,914,206       241,860   Sole                      Sole     241860

Bank of America Corp            Common          060505104       9,247,489       213,420   Sole                      Sole     213420

Bellsouth Corp                  Common          079860102         602,878        22,230   Sole                      Sole     22230

Biomet Inc                      Common          090613100       2,451,801        52,300   Sole                      Sole     52299.5

Burlington Resources Inc        Common          122014103         202,776         4,970   Sole                      Sole     4970

Cardinal Health Inc             Common          14149Y108       8,482,626       193,800   Sole                      Sole     193800

Chubb Corp                      Common          171232101       4,774,823        67,940   Sole                      Sole     67940

Cisco Systems Inc               Common          17275R102       4,210,060       232,600   Sole                      Sole     232600

Citigroup Inc                   Common          172967101       9,342,851       211,760   Sole                      Sole     211760

Comcast Corp                    Common          20030N101         474,150        16,790   Sole                      Sole     16790

Comcast Corp                    Common          20030N200         293,718        10,520   Sole                      Sole     10520

ConocoPhillips                  Common          20825C104         702,568         8,480   Sole                      Sole     8480

Countrywide Financial Co        Common          222372104         261,550         6,640   Sole                      Sole     6640

Dell Inc                        Common          24702R101       4,086,880       114,800   Sole                      Sole     114800

Devon Energy Corp               Common          25179M103         201,668         2,840   Sole                      Sole     2840

Dollar General Corp             Common          256669102       4,977,030       246,999   Sole                      Sole     246999

Dover Corp                      Common          260003108       4,307,923       110,829   Sole                      Sole     110829

Ensco International             Common          26874Q100       1,863,660        57,045   Sole                      Sole     57045

Emerson Electric Co             Common          291011104       6,789,333       109,700   Sole                      Sole     109700

Federal Home Loan Mortgage      Common          313400301         287,056         4,400   Sole                      Sole     4400

Federal National Mortgage Assn  Common          313586109       7,474,860       117,900   Sole                      Sole     117900


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THURSDAY, OCTOBER 21, 2004                                           PAGE 1 OF 3

Issuer                        Title of Class    Cusip         Market Value      Shares    Investment Discretion    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
FEDEX Corp                      Common          31428X106       2,077,211        24,241   Sole                      Sole      24241

First Data Corp                 Common          319963104       4,680,600       107,600   Sole                      Sole      107600

Ford Motor Co                   Common          345370860         311,067        22,140   Sole                      Sole      22140

Gannett Co                      Common          364730101       3,704,621        44,229   Sole                      Sole      44229

General Mills Inc               Common          370334104       3,789,560        84,400   Sole                      Sole      84400

Gillette Company                Common          375766102       3,497,812        83,800   Sole                      Sole      83800

Goldman Sachs Group Inc         Common          38141G104       3,838,691        41,170   Sole                      Sole      41170

Hewlett Packard Co              Common          428236103         698,813        37,270   Sole                      Sole      37270

Intel Corp                      Common          458140100       4,092,240       204,000   Sole                      Sole      204000

International Paper Co          Common          460146103         245,693         6,080   Sole                      Sole      6080

JPMorgan Chase & Co             Common          46625H100       6,571,421       165,402   Sole                      Sole      165402

Jabil Circuit Inc               Common          466313103       4,599,632       199,984   Sole                      Sole      199984

Johnson & Johnson               Common          478160104       9,784,521       173,700   Sole                      Sole      173700

Kimberly-Clark Corp             Common          494368103       5,968,116        92,400   Sole                      Sole      92400

Kraft Foods Inc                 Common          50075N104         210,938         6,650   Sole                      Sole      6650

Lehman Brothers Holdings        Common          524908100         276,549         3,469   Sole                      Sole      3469

Lowe's Companies                Common          548661107       6,185,030       113,800   Sole                      Sole      113800

MBNA Corp                       Common          55262L100       6,820,128       270,640   Sole                      Sole      270640

Masco Corp                      Common          574599106       7,469,184       216,310   Sole                      Sole      216310

McDonalds Corp                  Common          580135101         442,033        15,770   Sole                      Sole      15770

Medtronic, Inc                  Common          585055106       9,040,980       174,200   Sole                      Sole      174200

Merck & Co Inc                  Common          589331107       4,402,200       133,400   Sole                      Sole      133400

Merrill Lynch Co                Common          590188108         407,704         8,200   Sole                      Sole      8200

MetLife Inc                     Common          59156R108         355,194         9,190   Sole                      Sole      9190

Microsoft Corp                  Common          594918104       9,439,710       341,400   Sole                      Sole      341400

Morgan Stanley Dean Witter      Common          617446448         662,099        13,430   Sole                      Sole      13430

National City Corp              Common          635405103         318,615         8,250   Sole                      Sole      8250

Newell Rubbermaid, Inc          Common          651229106       4,297,979       214,470   Sole                      Sole      214470

Norfolk Southern Corp           Common          655844108       3,448,740       115,963   Sole                      Sole      115963

Oracle Corp                     Common          68389X105       4,589,832       406,900   Sole                      Sole      406900


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THURSDAY, OCTOBER 21, 2004                                           PAGE 2 OF 3

Issuer                        Title of Class    Cusip         Market Value      Shares    Investment Discretion    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                     Common          713448108       8,338,610       171,400   Sole                      Sole      171400

Pfizer Inc                      Common          717081103      10,471,320       342,200   Sole                      Sole      342200

Pitney Bowes Inc                Common          724479100       7,827,750       177,500   Sole                      Sole      177500

Procter & Gamble Co             Common          742718109       9,281,580       171,500   Sole                      Sole      171500

Protective Life                 Common          743674103       3,302,040        84,000   Sole                      Sole      84000

Royal Dutch Petro               Common          780257804       1,313,736        25,460   Sole                      Sole      25460

SBC Communications Inc          Common          78387G103       4,373,094       168,520   Sole                      Sole      168520

St Paul Travelers Cos Inc       Common          792860108         276,051         8,350   Sole                      Sole      8350

Sara Lee Corp                   Common          803111103       4,101,084       179,400   Sole                      Sole      179400

Schlumberger Ltd                Common          806857108       2,618,359        38,900   Sole                      Sole      38900

Shell Transportation & Trading  Common          822703609         872,396        19,600   Sole                      Sole      19600

Sonoco Products                 Common          835495102       5,220,314       197,440   Sole                      Sole      197440

Sprint Corp                     Common          852061100         211,969        10,530   Sole                      Sole      10530

Sun Microsystems Inc            Common          866810104         159,944        39,590   Sole                      Sole      39590

Suntrust Banks                  Common          867914103         234,465         3,330   Sole                      Sole      3330

Sysco Corp                      Common          871829107       4,239,664       141,700   Sole                      Sole      141700

Target Corp                     Common          87612E106       8,719,675       192,700   Sole                      Sole      192700

Texas Instruments Inc           Common          882508104       2,359,526       110,880   Sole                      Sole      110880

Thomas & Betts Corp             Common          884315102       2,483,532        92,600   Sole                      Sole      92600

3M Co                           Common          88579Y101       1,731,350        21,650   Sole                      Sole      21650

Time Warner Inc                 Common          887317105       3,033,190       187,930   Sole                      Sole      187930

U.S. Bancorp                    Common          902973304         677,127        23,430   Sole                      Sole      23430

Verizon Communications Inc      Common          92343V104       4,846,103       123,060   Sole                      Sole      123060

Wachovia Corp                   Common          929903102         762,938        16,250   Sole                      Sole      16250

Washington Mutual Inc           Common          939322103         417,765        10,690   Sole                      Sole      10690

Wells Fargo & Company           Common          949746101      10,176,456       170,660   Sole                      Sole      170660

Wendys International Inc        Common          950590109       2,419,805        72,018   Sole                      Sole      72018

Transocean Inc                  Common          G90078109       2,384,021        66,630   Sole                      Sole      66630

Aggregate Total                                               337,817,544     9,130,012


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THURSDAY, OCTOBER 21, 2004                                           PAGE 3 OF 3

FMV OF ALL LISTED SECURITIES


SumOfFair Market Value
----------------------
         327,791,675



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THURSDAY, OCTOBER 21, 2004                                           PAGE 1 OF 1